The UBS Funds	SAI Supplement

The UBS Funds
UBS Dynamic Alpha Fund
UBS Global Allocation Fund
UBS Global Frontier Fund
UBS Multi-Asset Income Fund
UBS Equity Long-Short Multi-Strategy Fund
UBS International Equity Fund
UBS U.S. Equity Opportunity Fund
UBS U.S. Large Cap Equity Fund
UBS U.S. Small Cap Growth Fund
UBS Core Plus Bond Fund
UBS Emerging Markets Debt Fund
UBS Fixed Income Opportunities Fund

Supplement to the Statement of Additional Information

August 20, 2013

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the above-listed series of The UBS Funds dated October 29, 2012 related to certain additional compensation paid to Wells Fargo Advisors, LLC, Wells Fargo Advisors Financial Network, LLC and First Clearing, LLC.

Accordingly, the SAI is hereby revised as follows, effective immediately:

The section captioned “Reduced sales charges, additional purchase, exchange and redemption information and other services” and sub-captioned “Additional compensation to financial institution(s)” and further sub-captioned “Wells Fargo Advisors, LLC, Wells Fargo Advisors Financial Network, LLC, First Clearing, LLC (collectively, “Wells Fargo”)” beginning on page 109 of the SAI is deleted in its entirety and replaced by the following:

Wells Fargo Advisors, LLC, Wells Fargo Advisors Financial Network, LLC, First Clearing, LLC (collectively, “Wells Fargo”)

With respect to Fund Shares, UBS Global AM (US), per written agreement between said parties, pays Wells Fargo additional compensation as follows: (i) an annual fee of 0.13% (13 basis points), payable quarterly, on the total assets under management for any fund or funds held by Wells Fargo’s customers or (ii) $250,000, whichever is greater. “Fund Shares” for purposes of the Wells Fargo agreement means all classes of shares of the funds and certain other funds in the UBS Fund complex where Wells Fargo is the broker-dealer of record. This applies to both retail and advisory assets but does not apply to advisory fee based ERISA accounts. It does apply, however, to individual retirement accounts not covered by ERISA.

The foregoing payments are made by UBS Global AM (US) out of its own resources. Such payments are often referred to as “revenue sharing.”

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-633

The UBS Funds	SAI Supplement

The UBS Funds
UBS U.S. Defensive Equity Fund

Supplement to the Statement of Additional Information

August 20, 2013

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS U.S. Defensive Equity Fund series of The UBS Funds dated January 28, 2013 related to certain additional compensation paid to Wells Fargo Advisors, LLC, Wells Fargo Advisors Financial Network, LLC and First Clearing, LLC.

Accordingly, the SAI is hereby revised as follows, effective immediately:

The section captioned “Reduced sales charges, additional purchase, exchange and redemption information and other services” and sub-captioned “Additional compensation to financial institution(s)” and further sub-captioned “Wells Fargo Advisors, LLC, Wells Fargo Advisors Financial Network, LLC, First Clearing, LLC (collectively, “Wells Fargo”)” on page 55 of the SAI is deleted in its entirety and replaced by the following:

Wells Fargo Advisors, LLC, Wells Fargo Advisors Financial Network, LLC, First Clearing, LLC (collectively, “Wells Fargo”)

With respect to Fund Shares, UBS Global AM (US), per written agreement between said parties, pays Wells Fargo additional compensation as follows: (i) an annual fee of 0.13% (13 basis points), payable quarterly, on the total assets under management for the Fund held by Wells Fargo’s customers or (ii) $250,000, whichever is greater. “Fund Shares” for purposes of the Wells Fargo agreement means all classes of shares of the Fund and certain other funds in the UBS Fund complex where Wells Fargo is the broker-dealer of record. This applies to both retail and advisory assets but does not apply to advisory fee based ERISA accounts. It does apply, however, to individual retirement accounts not covered by ERISA.

The foregoing payments are made by UBS Global AM (US) out of its own resources. Such payments are often referred to as “revenue sharing.”

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-634